Acquisition of Businesses - Schedule of the purchase price allocation to the assets acquired and liabilities (Details) - ProfoundBio $ in Millions	May 21, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 122
Other current assets	4
Property and equipment	6
Other non-current assets	3
Non-current deferred tax liability	(292)
Other current liabilities	(13)
Total identifiable net assets	1,551
Goodwill	354
Total consideration	1,905
IPR&D
Disclosure of detailed information about business combination [line items]
Intangible asset	1,540
Technology platform intangible asset
Disclosure of detailed information about business combination [line items]
Intangible asset	$ 181